Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Going Concern [Abstract]
GOING CONCERN

NOTE 4 – GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company has sustained operating losses since inception, and has an accumulated deficit of $6,810,662 and a working capital deficit of $1,928,566 at September 30, 2018. In addition, the Company does not have sufficient continuing revenue to cover its future operating expenses. The Company currently has limited liquidity, and has not completed its efforts to establish an additional source of revenues sufficient to cover all of the projected operating costs of the ongoing neurostimulation research and development activities over an extended period of time. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities should the Company be unable to continue as a going concern. The Company will need to seek additional financing for continued operations, but there is no guarantee such financing will be available or on terms favorable to the Company. In the third quarter of 2018, the Company began to consolidate its manufacturing facilities in Niel, Belgium with its Medi-Line operations in Liege, Belgium.  These operations include a facility, equipment, research and development staff, general and administrative.  There is no guarantee these reductions by the Company will alleviate the going concern.

NOTE 4 – GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. The Company has sustained operating losses since inception and has an accumulated deficit of $3,743,438 at December 31, 2017. In addition, the Company does not have sufficient continuing revenue to cover its future operating expenses. The Company currently has limited liquidity and has not completed its efforts to establish an additional source of revenues sufficient to cover operating costs of the on-going neurostimulation research and development activities over an extended period of time. These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities should the Company be unable to continue as a going concern. The Company is seeking additional financing and for continue operations, but there is no guarantee such financing will be available or on terms favorable to the Company.